Fair Value Measurements	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

18.    Fair Value Measurements

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and requires that assets and liabilities carried at fair value are classified and disclosed in the following three categories:

Level 1 —	Quoted prices for identical assets or liabilities in active markets

Level 2 —	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets

Level 3 —	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable

Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2013 and 2014, our assets and liabilities measured at fair value on a recurring basis are summarized in the following table by type of inputs used in the fair value measurements.

	Millions of Yen
Year ended March 31, 2013	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥440	—	—	¥440

Total assets	¥440	—	—	¥440

Liabilities:
Derivatives	—	—	—	—

Total liabilities	—	—	—	—

	Millions of Yen
Year ended March 31, 2014	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥518	—	—	¥518

Total assets	¥518	—	—	¥518

Liabilities:
Derivatives	—	—	—	—

Total liabilities	—	—	—	—

Level 1 investments are comprised solely of available-for-sale securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Derivative financial instruments are comprised of foreign exchange forward contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates.

As of March 31, 2013 and 2014, KONAMI did not have any Level 3 financial instruments that were measured and reported at fair value on a recurring basis.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

In measuring the fair value of assets and liabilities using assumptions classified as Level 3 inputs, KONAMI uses valuation techniques including discounted cash flow method, relief from royalty method and guideline public company method. KONAMI determines the most appropriate valuation technique to reflect features, natures and risks of each asset and liability to measure the fair value. KONAMI verifies the reasonableness of the selected valuation techniques and appropriateness and adequacy of and the unobservable inputs. In addition, KONAMI generally engages an independent appraiser in some cases to determine the fair values of its assets and liabilities.

As of March 31, 2014, KONAMI’s assets and liabilities measured at fair value on a non-recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements. As of March 31, 2013, KONAMI did not have any assets and liabilities measured at fair value on a non-recurring basis.

	Millions of Yen
Year ended March 31, 2014	Carrying value	Level 1	Level 2	Level 3	Total losses
Non-financial assets:
Property and equipment	—	—	—	—	¥(647)
Identifiable intangible assets	¥29,010	—	—	¥29,010	(2,573)
Goodwill	4,537	—	—	4,537	(2,031)

Total non-financial assets	¥33,547	—	—	¥33,547	¥(5,251)

During the year ended March 31, 2014, KONAMI wrote down the carrying value of certain property and equipment to their estimated fair value of nil, and KONAMI classified them as Level 3. A fair value of nil was determined with unobservable inputs that were primarily based negative future net cash flows expected to be generated from these assets as well as assumed salvage values of nil upon the ultimate disposition of these assets. As a result, KONAMI recognized an aggregate impairment charge of ¥647 million for such property and equipment, which is included in earnings.

During the year ended March 31, 2014, KONAMI concluded the fair value of certain identifiable intangible assets was lower than their carrying value. Consequently, the carrying value of the assets was written down to their fair value of ¥29,010 million, and classified them as Level 3. The fair value was determined using the royalty relief method and an assumed royalty rate of 2.5% on future revenues generated by these intangible assets. As a result, KONAMI recognized an aggregate impairment charge of ¥2,573 million for identifiable intangible assets included in earnings.

During the year ended March 31, 2014, KONAMI concluded implied the fair value of certain goodwill was lower than its carrying value. Consequently, the carrying value of the goodwill was written down to its implied fair value of ¥4,537 million, and classified them as Level 3. The estimated fair value of the Health & Fitness reporting unit was determined based on the weighted average of its fair value calculated by using an income approach and the market approach. Future net cash flows for the next three years were used with an assumed average annual revenue growth rate of 3.2% and a terminal value growth rate was estimated to be 1.0%. As a result, KONAMI recognized an impairment charge of ¥2,031 million for goodwill, which is included in earnings.

Impairment charges for property and equipments, net, identifiable intangible assets and goodwill are further discussed in Notes 6 and 7.

As of March 31, 2014, KONAMI’s assets and liabilities measured at fair value on a non-recurring basis in Level 3 are detailed in the following table.

	Year ended March 31, 2014
	Fair value Millions of Yen	Valuation techniques	Unobservable Inputs	Range
Property and equipment	—	Discounted cash flow method	Discount rate	5.4%
Identifiable intangible assets	29,010	Relief from royalty method	Discount rate	7.5%
Goodwill	4,537	Discounted cash flow method	Discount rate	5.4%
		Guideline public company method	EBITDA multiple	10.4 - 11.4